Loans, Net and Allowance for Loan Losses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Compositions of Loans

Loans, net at June 30, 2013 and December 31, 2012, consisted of the following:

	June 30,	December 31,
	2013	2012
Commercial	$200,755	$169,882
Real estate:
Commercial	731,030	648,494
Commercial construction, land and land development	101,755	97,329
Residential	328,816	306,187
Single family interim construction	71,844	67,920
Agricultural	34,491	40,127
Consumer	43,160	39,502
Other	64	73

	1,511,915	1,369,514
Allowance for loan losses	(12,762)	(11,478)

	$1,499,153	$1,358,036

Loans, net at December 31, 2012, 2011 and 2010 consisted of the following:

	December 31,
	2012	2011	2010
Commercial	$169,882	$127,827	$121,805
Real estate:
Commercial	648,494	470,820	361,106
Commercial construction, land and land development	97,329	79,063	81,270
Residential	306,187	219,938	207,996
Single-family interim construction	67,920	24,592	20,402
Agricultural	40,127	34,923	32,902
Consumer	39,502	28,437	31,270
Other	73	80	76

	1,369,514	985,680	856,827
Allowance for loan losses	(11,478)	(9,060)	(8,403)

	$1,358,036	$976,620	$848,424

Summary of Activity in Allowance for Loan Losses by Loan Class

Following is a summary of the activity in the allowance for loan losses by loan class for the six months ended June 30, 2013 and 2012:

	Commercial	Commercial Real Estate, Land and Land Development	Residential Real Estate	Single-Family Interim Construction	Agricultural	Consumer	Other	Unallocated	Total
Six months ended June 30, 2013
Balance at the beginning of period	$2,377	$4,924	$2,965	$523	$159	$278	$—	$252	$11,478
Provision for loan losses	(185)	2,667	(338)	17	51	68	—	(171)	2,109
Charge-offs	(231)	(556)	(66)	—	—	(24)	—	—	(877)
Recoveries	9	9	6	—	—	28	—	—	52

Balance at end of period	$1,970	$7,044	$2,567	$540	$210	$350	$—	$81	$12,762

Six months ended June 30, 2012
Balance at the beginning of period	$1,259	$5,051	$1,964	$317	$209	$235	$—	$25	$9,060
Provision for loan losses	20	874	91	360	22	115	—	(240)	1,242
Charge-offs	(78)	(204)	(171)	—	—	(38)	—	—	(491)
Recoveries	—	51	—	—	—	32	—	—	83

Balance at end of period	$1,201	$5,772	$1,884	$677	$231	$344	$—	$(215)	$9,894

The following table details the amount of the allowance for loan losses and recorded investment in loans by class as of June 30, 2013 and December 31, 2012:

	Commercial	Commercial Real Estate, Land and Land Development	Residential Real Estate	Single-Family Interim Construction	Agricultural	Consumer	Other	Unallocated	Total
At June 30, 2013
Allowance for losses:
Individually evaluated for impairment	$332	$323	$92	$—	$—	$14	$—	$—	$761
Collectively evaluated for impairment	1,638	6,656	2,475	540	210	336	—	81	11,936
Loans acquired with deteriorated credit quality	—	65	—	—	—	—	—	—	65

Ending balance	$1,970	$7,044	$2,567	$540	$210	$350	$—	$81	$12,762

Loans:
Individually evaluated for impairment	$571	$7,948	$3,479	$—	$—	$75	$—	$—	$12,073
Collectively evaluated for impairment	198,418	824,022	324,471	71,844	34,491	43,085	64	—	1,496,395
Acquired with deteriorated credit quality	1,766	815	866	—	—	—	—	—	3,447

Ending balance	$200,755	$832,785	$328,816	$71,844	$34,491	$43,160	$64	$—	$1,511,915

At December 31, 2012
Allowance for losses:
Individually evaluated for impairment	$165	$644	$164	$—	$—	$16	$—	$—	$989
Collectively evaluated for impairment	2,212	4,280	2,801	523	159	262	—	252	10,489
Loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—

Ending balance	$2,377	$4,924	$2,965	$523	$159	$278	$—	$252	$11,478

Loans:
Individually evaluated for impairment	$724	$10,601	$3,376	$—	$—	$105	$—	$—	$14,806
Collectively evaluated for impairment	166,965	732,581	301,259	67,361	40,127	39,397	73	—	1,347,763
Acquired with deteriorated credit quality	2,193	2,641	1,552	559	—	—	—	—	6,945

Ending balance	$169,882	$745,823	$306,187	$67,920	$40,127	$39,502	$73	$—	$1,369,514

Following is a summary of the activity in the allowance for loan losses by loan class for the years ended December 31, 2012, 2011 and 2010 and total investment in loans at December 31, 2012, 2011 and 2010:

	Commercial	Commercial Real Estate, Land and Land Development	Residential Real Estate	Single-Family Interim Construction	Agricultural	Consumer	Other	Unallocated	Total
Year Ended December 31, 2012:
Balance at the beginning of year	$1,259	$5,051	$1,964	$317	$209	$235	$—	$25	$9,060
Provision for loan losses	1,261	289	1,176	206	(50)	75	—	227	3,184
Charge-offs	(169)	(484)	(178)	—	—	(86)	—	—	(917)
Recoveries	26	68	3	—	—	54	—	—	151

Balance at end of year	$2,377	$4,924	$2,965	$523	$159	$278	$—	$252	$11,478

At December 31, 2012:
Allowance for losses:
Individually evaluated for impairment	$165	$644	$164	$—	$—	$16	$—	$—	$989
Collectively evaluated for impairment	2,212	4,280	2,801	523	159	262	—	252	10,489
Loans acquired with deteriorated credit
quality	—	—	—	—	—	—	—	—	—

Ending balance	$2,377	$4,924	$2,965	$523	$159	$278	$—	$252	$11,478

Loans:
Individually evaluated for impairment	$724	$10,601	$3,376	$—	$—	$105	$—	$—	$14,806
Collectively evaluated for impairment	166,965	732,581	301,259	67,361	40,127	39,397	73	—	1,347,763
Acquired with deteriorated credit quality	2,193	2,641	1,552	559	—	—	—	—	6,945

Ending balance	$169,882	$745,823	$306,187	$67,920	$40,127	$39,502	$73	$—	$1,369,514

Year Ended December 31, 2011:
Balance at the beginning of year	$1,228	$4,294	$1,639	$250	$167	$293	$—	$532	$8,403
Provision for loan losses	37	1,416	641	38	42	(17)	—	(507)	1,650
Charge-offs	(23)	(694)	(316)	(20)	—	(94)	—	—	(1,147)
Recoveries	17	35	—	49	—	53	—	—	154

Balance at end of year	$1,259	$5,051	$1,964	$317	$209	$235	$—	$25	$9,060

At December 31, 2011:
Allowance for losses:
Individually evaluated for impairment	$124	$802	$666	$50	$—	$1	$—	$—	$1,643
Collectively evaluated for impairment	1,135	4,249	1,298	267	209	234	—	25	7,417
Loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—

Ending balance	$1,259	$5,051	$1,964	$317	$209	$235	$—	$25	$9,060

Loans:
Individually evaluated for impairment	$830	$13,980	$4,576	$91	$—	$93	$—	$—	$19,570
Collectively evaluated for impairment	126,997	535,903	215,362	24,501	34,923	28,344	80	—	966,110
Acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—

Ending balance	$127,827	$549,883	$219,938	$24,592	$34,923	$28,437	$80	$—	$985,680

Year Ended December 31, 2010:
Balance at the beginning of year	$855	$3,171	$1,214	$940	$145	$358	$—	$59	$6,742
Provision for loan losses	937	1,536	1,213	(139)	22	1	—	473	4,043
Charge-offs	(579)	(416)	(837)	(561)	—	(114)	—	—	(2,507)
Recoveries	15	3	49	10	—	48	—	—	125

Balance at end of year	$1,228	$4,294	$1,639	$250	$167	$293	$—	$532	$8,403

At December 31, 2010:
Allowance for losses:
Individually evaluated for impairment	$70	$832	$360	$50	$—	$1	$—	$—	$1,313
Collectively evaluated for impairment	1,158	3,462	1,279	200	167	292	—	532	7,090
Loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—

Ending balance	$1,228	$4,294	$1,639	$250	$167	$293	$—	$532	$8,403

Loans:
Individually evaluated for impairment	$112	$13,207	$2,469	$99	$—	$233	$—	$—	$16,120
Collectively evaluated for impairment	121,693	429,169	205,527	20,303	32,902	31,037	76	—	840,707
Acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—

Ending balance	$121,805	$442,376	$207,996	$20,402	$32,902	$31,270	$76	$—	$856,827

Summary of Nonperforming Loans by Loan Class

Nonperforming loans by loan class at June 30, 2013 and December 31, 2012, were summarized as follows:

	Commercial	Commercial Real Estate, Land and Land Development	Residential Real Estate	Single-Family Interim Construction	Agricultural	Consumer	Other	Total
June 30, 2013:
Nonaccrual loans	$431	$499	$751	$—	$—	$53	$—	$1,734
Loans past due 90 days and still accruing	—	—	30	—	—	—	—	30
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	120	2,478	2,077	—	—	2	—	4,677

	$551	$2,977	$2,858	$—	$—	$55	$—	$6,441

December 31, 2012:
Nonaccrual loans	$218	$4,857	$894	$560	$—	$70	$—	$6,599
Loans past due 90 days and still accruing	—	—	—	—	—	2	—	2
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	481	1,778	2,165	—	—	9	—	4,433

	$699	$6,635	$3,059	$560	$—	$81	$—	$11,034

Nonperforming loans by loan class at December 31, 2012, 2011 and 2010 were summarized as follows:

	Commercial	Commercial Real Estate, Land and Land Development		Single- Family Interim Construction	Agricultural	Consumer	Other	Total
			Residential Real Estate
December 31, 2012:
Nonaccrual loans	$218	$4,857	$894	$560	$—	$70	$—	$6,599
Loans past due 90 days and still accruing	—	—	—	—	—	2	—	2
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	481	1,778	2,165	—	—	9	—	4,433

	$699	$6,635	$3,059	$560	$—	$81	$—	$11,034

December 31, 2011:
Nonaccrual loans	$131	$1,291	$2,864	$91	$—	$54	$—	$4,431
Loans past due 90 days and still accruing	31	—	—	—	—	24	—	55
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	552	6,094	136	—	—	12	—	6,794

	$714	$7,385	$3,000	$91	$—	$90	$—	$11,280

December 31, 2010:
Nonaccrual loans	$194	$5,531	$2,079	$—	$—	$42	$—	$7,846
Loans past due 90 days and still accruing	39	—	92	—	2	1	—	134
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	147	7,671	382	—	—	—	—	8,200

	$380	$13,202	$2,553	$—	$2	$43	$—	$16,180

Impaired Loans by Loan Class

Impaired loans by loan class at June 30, 2013 and December 31, 2012, were summarized as follows:

	Commercial	Commercial Real Estate, Land and Land Development	Residential Real Estate	Single- Family Interim Construction	Agricultural	Consumer	Other	Total
At June 30, 2013:
Impaired loans:
Impaired loans with an allowance for loan losses	$499	$2,615	$1,423	$—	$—	$49	$—	$4,586
Impaired loans with no allowance for loan losses	72	5,333	2,056	—	—	26	—	7,487

Total	$571	$7,948	$3,479	$—	$—	$75	$—	$12,073

Unpaid principal balance of impaired loans	$571	$8,347	$3,616	$—	$—	$75	$—	$12,609

Allowance for loan losses on impaired loans	$332	$323	$92	$—	$—	$14	$—	$761

At December 31, 2012:
Impaired loans:
Impaired loans with an allowance for loan losses	$644	$5,532	$1,301	$—	$—	$73	$—	$7,550
Impaired loans with no allowance for loan losses	80	5,069	2,075	—	—	32	—	7,256

Total	$724	$10,601	$3,376	$—	$—	$105	$—	$14,806

Unpaid principal balance of impaired loans	$741	$11,140	$3,475	$—	$—	$122	$—	$15,478

Allowance for loan losses on impaired loans	$165	$644	$164	$—	$—	$16	$—	$989

For the six months ended June 30, 2013:
Average recorded investment in impaired loans	$706	$9,031	$3,477	$—	$—	$87	$—	$13,301

Interest income recognized on impaired loans	$12	$208	$87	$—	$—	$1	$—	$308

For the six months ended June 30, 2012:
Average recorded investment in impaired loans	$793	$13,478	$3,981	$30	$—	$132	$—	$18,414

Interest income recognized on impaired loans	$24	$243	$73	$—	$—	$4	$—	$344

Impaired loans by loan class at December 31, 2012, 2011 and 2010 were summarized as follows:

	Commercial	Commercial Real Estate, Land and Land Development	Residential Real Estate	Single-Family Interim Construction	Agricultural	Consumer	Other	Total
At December 31, 2012:
Impaired loans:
Impaired loans with an allowance for loan losses	$644	$5,532	$1,301	$—	$—	$73	$—	$7,550
Impaired loans with no allowance for loan losses	80	5,069	2,075	—	—	32	—	7,256

Total impaired loans	$724	$10,601	$3,376	$—	$—	$105	$—	$14,806

Unpaid principal balance of impaired loans	$741	$11,140	$3,475	$—	$—	$122	$—	$15,478

Allowance for loan losses on impaired loans	$165	$644	$164	$—	$—	$16	$—	$989

For the year ended December 31, 2012:
Average recorded investment in impaired loans	$777	$12,291	$3,976	$46	$—	$99	$—	$17,189

Interest income recognized on impaired loans	$27	$483	$187	$—	$—	$8	$—	$705

At December 31, 2011:
Impaired loans:
Impaired loans with an allowance for loan losses	$409	$6,837	$2,633	$91	$—	$2	$—	$9,972
Impaired loans with no allowance for loan losses	421	7,143	1,943	—	—	91	—	9,598

Total impaired loans	$830	$13,980	$4,576	$91	$—	$93	$—	$19,570

Unpaid principal balance of impaired loans	$846	$14,603	$4,803	$95	$—	$112	$—	$20,459

Allowance for loan losses on impaired loans	$124	$802	$666	$50	$—	$1	$—	$1,643

For the year ended December 31, 2011:
Average recorded investment in impaired loans	$471	$13,593	$3,615	$95	$—	$68	$—	$17,842

Interest income recognized on impaired loans	$51	$857	$186	$—	$—	$5	$—	$1,099

At December 31, 2010:
Impaired loans:
Impaired loans with an allowance for loan losses	$101	$4,804	$2,057	$99	$—	$4	$—	$7,065
Impaired loans with no allowance for loan losses	11	8,403	412	—	—	229	—	9,055

Total impaired loans	$112	$13,207	$2,469	$99	$—	$233	$—	$16,120

Unpaid principal balance of impaired loans	$137	$13,729	$2,514	$99	$—	$240	$—	$16,719

Allowance for loan losses on impaired loans	$70	$832	$360	$50	$—	$1	$—	$1,313

For the year ended December 31, 2010:
Average recorded investment in impaired loans	$106	$9,011	$2,163	$1,955	$71	$141	$—	$13,447

Interest income recognized on impaired loans	$9	$526	$93	$12	$—	$12	$—	$652

Summary of Troubled Debt Restructurings

Following is a summary of loans modified under troubled debt restructurings during the six months ended June 30, 2013 and 2012:

	Commercial	Commercial Real Estate, Land and Land Development	Residential Real Estate	Single-Family Interim Construction	Agricultural	Consumer	Other	Total
Troubled debt restructurings during the six months ended June 30, 2013:
Number of contracts	—	1	—	—	—	—	—	1

Pre-restructuring outstanding recorded investment	$—	$820	$—	$—	$—	$—	$—	$820

Post-restructuring outstanding recorded investment	$—	$820	$—	$—	$—	$—	$—	$820

Troubled debt restructurings during the six months ended June 30, 2012:
Number of contracts	2	1	1	—	—	1	—	5

Pre-restructuring outstanding recorded investment	$351	$101	$95	$—	$—	$26	$—	$573

Post-restructuring outstanding recorded investment	$351	$101	$95	$—	$—	$26	$—	$573

Following is a summary of troubled debt restructurings during the years ended December 31, 2012, 2011 and 2010 and loans that have been restructured during the previous twelve months that subsequently defaulted during the years ended December 31, 2012, 2011 and 2010:

	Commercial	Commercial Real Estate, Land and Land Development	Residential Real Estate	Single-Family Interim Construction	Agricultural	Consumer	Other	Total
Troubled debt restructurings during the year ended December 31, 2012:
Number of contracts	2	1	3	—	—	1	—	7

Pre-restructuring outstanding recorded investment	$280	$101	$1,919	$—	$—	$26	$—	$2,326

Post-restructuring outstanding recorded investment	$280	$101	$1,919	$—	$—	$26	$—	$2,326

Troubled debt restructurings during the previous twelve months that subsequently defaulted during the year ended December 31, 2012:
Number of contracts	—	1	—	—	—	1	—	2

Recorded investment	$—	$101	$—	$—	$—	$26	$—	$127

Troubled debt restructurings during the year ended December 31, 2011:
Number of contracts	4	9	1	—	—	2	—	16

Pre-restructuring outstanding recorded investment	$596	$6,420	$23	$—	$—	$132	$—	$7,171

Post-restructuring outstanding recorded investment	$596	$6,420	$23	$—	$—	$21	$—	$7,060

Troubled debt restructurings during the previous twelve months that subsequently defaulted during the year ended December 31, 2011:
Number of contracts	—	1	—	—	—	—	—	1

Recorded investment	$—	$92	$—	$—	$—	$—	$—	$92

Troubled debt restructurings during the year ended December 31, 2010:
Number of contracts	4	8	7	—	—	—	—	19

Pre-restructuring outstanding recorded investment	$147	$7,671	$861	$—	$—	$—	$—	$8,679

Post-restructuring outstanding recorded investment	$147	$7,671	$861	$—	$—	$—	$—	$8,679

Troubled debt restructurings during the previous twelve months that subsequently defaulted during the year ended December 31, 2010:
Number of contracts	—	—	1	—	—	—	—	1

Recorded investment	$—	$—	$480	$—	$—	$—	$—	$480

Aging of Past Due Loans by Loan Class

The following table presents information regarding the aging of past due loans by loan class as of June 30, 2013 and December 31, 2012:

	Loans 30-89 Days Past Due	Loans 90 or More Past Due	Total Past Due Loans	Current Loans	Total Loans
June 30, 2013
Commercial	$1,701	$69	$1,770	$198,985	$200,755
Commercial real estate, land and land development	1,892	285	2,177	830,608	832,785
Residential real estate	2,217	208	2,425	326,391	328,816
Single-family interim construction	—	—	—	71,844	71,844
Agricultural	149	—	149	34,342	34,491
Consumer	96	31	127	43,033	43,160
Other	—	—	—	64	64

	$6,055	$593	$6,648	$1,505,267	$1,511,915

December 31, 2012
Commercial	$845	$—	$845	$169,037	$169,882
Commercial real estate, land and land development	3,091	62	3,153	742,670	745,823
Residential real estate	1,305	360	1,665	304,522	306,187
Single-family interim construction	—	559	559	67,361	67,920
Agricultural	23	—	23	40,104	40,127
Consumer	110	32	142	39,360	39,502
Other	—	—	—	73	73

	$5,374	$1,013	$6,387	$1,363,127	$1,369,514

The following table presents information regarding the aging of past due loans by loan class as of December 31, 2012, 2011 and 2010:

	Loans 30-89 Days Past Due	Loans 90 or More Past Due	Total Past Due Loans	Current Loans	Total Loans
December 31, 2012:
Commercial	$845	$—	$845	$169,037	$169,882
Commercial real estate, land and land development	3,091	62	3,153	742,670	745,823
Residential real estate	1,305	360	1,665	304,522	306,187
Single-family interim construction	—	559	559	67,361	67,920
Agricultural	23	—	23	40,104	40,127
Consumer	110	32	142	39,360	39,502
Other	—	—	—	73	73

	$5,374	$1,013	$6,387	$1,363,127	$1,369,514

December 31, 2011:
Commercial	$383	$122	$505	$127,322	$127,827
Commercial real estate, land and land development	5,226	3,379	8,605	541,278	549,883
Residential real estate	2,171	54	2,225	217,713	219,938
Single-family interim construction	—	—	—	24,592	24,592
Agricultural	—	—	—	34,923	34,923
Consumer	257	34	291	28,146	28,437
Other	—	—	—	80	80

	$8,037	$3,589	$11,626	$974,054	$985,680

December 31, 2010:
Commercial	$412	$160	$572	$121,233	$121,805
Commercial real estate, construction, land and land development	237	420	657	441,719	442,376
Residential real estate	2,303	1,240	3,543	204,453	207,996
Single-family interim construction	—	—	—	20,402	20,402
Agricultural	—	2	2	32,900	32,902
Consumer	389	20	409	30,861	31,270
Other	—	—	—	76	76

	$3,341	$1,842	$5,183	$851,644	$856,827

Summary of Loans by Credit Quality Indicator by Class

A summary of loans by credit quality indicator by class as of June 30, 2013 and December 31, 2012, is as follows:

	Pass (Rating 1-4)	Pass/Watch	OAEM	Substandard	Doubtful	Total
June 30, 2013:
Commercial	$190,632	$2,033	$1,018	$6,723	$349	$200,755
Commercial real estate, construction, land and land development	809,867	10,795	4,433	7,690	—	832,785
Residential real estate	318,258	5,768	584	4,206	—	328,816
Single-family interim construction	71,261	365	218	—	—	71,844
Agricultural	34,156	297	—	38	—	34,491
Consumer	43,036	20	28	76	—	43,160
Other	64	—	—	—	—	64

	$1,467,274	$19,278	$6,281	$18,733	$349	$1,511,915

December 31, 2012:
Commercial	$165,842	$2,824	$203	$1,013	$—	$169,882
Commercial real estate, construction, land and land development	716,243	11,502	8,804	9,274	—	745,823
Residential real estate	295,870	4,303	867	5,039	108	306,187
Single-family interim construction	67,360	—	—	560	—	67,920
Agricultural	39,936	147	—	44	—	40,127
Consumer	39,315	60	13	114	—	39,502
Other	73	—	—	—	—	73

	$1,324,639	$18,836	$9,887	$16,044	$108	$1,369,514

A summary of loans by credit quality indicator by class as of December 31, 2012, 2011 and 2010 is as follows:

	Pass (Rating 1-4)	Pass/Watch	OAEM	Substandard	Doubtful	Total
December 31, 2012:
Commercial	$165,842	$2,824	$203	$1,013	$—	$169,882
Commercial real estate, construction, land and land development	716,243	11,502	8,804	9,274	—	745,823
Residential real estate	295,870	4,303	867	5,039	108	306,187
Single-family interim construction	67,360	—	—	560	—	67,920
Agricultural	39,936	147	—	44	—	40,127
Consumer	39,315	60	13	114	—	39,502
Other	73	—	—	—	—	73

	$1,324,639	$18,836	$9,887	$16,044	$108	$1,369,514

December 31, 2011:
Commercial	$125,719	$972	$18	$1,084	$34	$127,827
Commercial real estate, construction, land and land development	512,616	22,086	3,345	11,836	—	549,883
Residential real estate	209,461	3,504	1,087	5,832	54	219,938
Single-family interim construction	24,115	386	—	91	—	24,592
Agricultural	34,464	264	—	195	—	34,923
Consumer	28,095	70	27	245	—	28,437
Other	80	—	—	—	—	80

	$934,550	$27,282	$4,477	$19,283	$88	$985,680

December 31, 2010:
Commercial	$114,132	$5,081	$964	$1,532	$96	$121,805
Commercial real estate, construction, land and land development	396,902	21,779	5,446	18,249	—	442,376
Residential real estate	197,720	5,267	1,048	3,904	57	207,996
Single-family interim construction	19,907	396	—	99	—	20,402
Agricultural	30,877	1,632	93	300	—	32,902
Consumer	30,654	116	103	394	3	31,270
Other	76	—	—	—	—	76

	$790,268	$34,271	$7,654	$24,478	$156	$856,827

Outstanding Balance and Related Carrying Amount of Purchased Impaired Loans

The outstanding balance and related carrying amount of purchased credit impaired loans at June 30, 2013, December 31, 2012, and acquisition date are as follows:

	June 30, 2013	December 31, 2012	Acquisition Date
Outstanding balance	$4,406	$9,178	$10,839
Nonaccretable difference	(959)	(2,232)	(2,590)
Accretable yield	—	(1)	(27)

Carrying amount	$3,447	$6,945	$8,222

The outstanding balance and related carrying amount of purchased impaired loans at December 31, 2012, April 1, 2012 (I Bank acquisition date) and October 1, 2012 (Community Group acquisition date) are as follows:

	Acquired
	December 31, 2012	April 1, 2012	October 1, 2012
Outstanding balance	$9,178	$4,740	$6,099
Nonaccretable difference	(2,232)	(1,296)	(1,294)
Accretable yield	(1)	(27)	—

Carrying amount	$6,945	$3,417	$4,805